Trade and Other Receivables (Current) - Schedule of Trade and Other Receivables (Current) (Details) (20-F) (Parenthetical) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Trade and other current receivables [abstract]
Trade and other receivables, amounts due		$ 7,114